Segment reporting	12 Months Ended
Dec. 31, 2021
Segment reporting

24. Segment reporting

All of the Company’s operations are in the mineral properties exploration industry with its principal business activity in mineral exploration. The Company conducts its activities primarily in Argentina. All of the Company’s long-lived assets are located in Argentina.

Patagonia Gold Corp.

Notes to the Consolidated Financial Statements

For the Years Ended December 31, 2021, 2020 and 2019

(In thousands of U.S. dollars unless otherwise stated)

The Company’s net income/(loss) and its geographic allocation of total assets and total liabilities is summarized as follows:

For the year ended December 31, 2021

	Argentina
	Lomada Project	Cap- Oeste Project	Calcatreu Project	Martha and La Josefina Projects	Argentina Uruguay and Chile	UK	North America	Total
Revenue	$4,177	$13,927	$-	$-	$-	$-	$-	$18,104
Cost of sales	(6,422)	(7,137)	-	-	-	-	-	(13,559)
Gross profit (loss)	$(2,245)	$6,790	$-	$-	$-	$-	$-	$4,545
Operating expense
Exploration expense	$-	$-	$(1,576)	$(91)	$(2,937)	$-	$-	$(4,604)
Repair and maintenance	-	-	-	(658)	-	-	-	(658)
Administrative expenses	(808)	(464)	(359)	-	(3,143)	(185)	(930)	(5,889)
Depreciation expense	-	-	(22)	-	(416)	(100)	-	(538)
Impairment of mineral properties	(989)	-	-	-	(500)	-	-	(1,489)
Share-based payments	-	-	-	-	-	-	(362)	(362)
Interest expense	-	-	(12)	-	(652)	(461)	(311)	(1,436)
Total operating expense	$(1,797)	$(464)	$(1,969)	$(749)	$(7,648)	$(746)	$(1,603)	$(14,976)
Other income/(expense)
Interest income	$-	$-	$1	$-	$220	$-	$-	$221
Gain/(loss) on foreign exchange	-	-	(106)	-	(255)	114	23	(224)
Accretion expense	(32)	(11)	-	(23)	-	-	-	(66)
Write-down of other receivables	-	-	-	-	(2,323)	-	-	(2,323)
Other expenses	-	-	1,380	-	-	-	-	1,380
Total other income/(expense)	$(32)	$(11)	$1,275	$(23)	$(2,358)	$114	$23	$(1,012)
Income/(loss) – before income tax	$(4,074)	$6,315	$(694)	$(772)	$(10,006)	$(632)	$(1,580)	$(11,443)
Income tax/(benefit)	-	-	(172)	(387)	736	-	-	177
Net income/(loss)	$(4,074)	$6,315	$(866)	$(1,159)	$(9,270)	$(632)	$(1,580)	$(11,266)

Patagonia Gold Corp.

Notes to the Consolidated Financial Statements

For the Years Ended December 31, 2021, 2020 and 2019

(In thousands of U.S. dollars unless otherwise stated)

For the year ended December 31, 2020

	Argentina
	Lomada Project	Cap- Oeste Project	Calcatreu Project	Martha and La Josefina Projects	Argentina Uruguay and Chile	UK	North America	Total
Revenue	$6,482	$12,417	$-	$950	$-	$-	$-	$19,849
Cost of sales	(4,391)	(6,589)	-	(2,267)	-	-	-	(13,247)
Gross profit (loss)	$2,091	$5,828	$-	$(1,317)	$-	$-	$-	$6,602

Operating expense
Exploration expense	$-	$-	$(884)	$(83)	$(1,336)	$-	$-	$(2,303)
Administrative expenses	-	(495)	(217)	-	(2,946)	(212)	(1,285)	(5,155)
Depreciation expense	-	-	(18)	-	(338)	(100)	-	(456)
Share-based payments	-	-	-	-	-	-	(382)	(382)
Interest expense	-	-	(1)	-	(318)	(610)	(1,171)	(2,100)
Total operating expense	$-	$(495)	$(1,120)	$(83)	$(4,938)	$(922)	$(2,838)	$(10,396)

Other income/(expense)
Interest income	$-	$-	$1	$-	$124	$-	$-	$125
Gain/(loss) on foreign exchange	-	-	713	-	(1,159)	(369)	30	(785)
Accretion expense	(6)	(3)	-	(4)	-	-	-	(13)
Other expenses	-	-	(297)	-	2,452	-	-	2,155
Total other income/(expense)	$(6)	$(3)	$417	$(4)	$1,417	$(369)	$30	$1,482

Income/(loss) – before income tax	$2,085	$5,330	$(703)	$(1,404)	$(3,521)	$(1,291)	$(2,808)	$(2,312)
Income tax/(benefit)	-	-	138	-	(2,207)	-	-	(2,069)
Net income/(loss)	$2,085	$5,330	$(565)	$(1,404)	$(5,728)	$(1,291)	$(2,808)	$(4,381)

Patagonia Gold Corp.

Notes to the Consolidated Financial Statements

For the Years Ended December 31, 2021, 2020 and 2019

(In thousands of U.S. dollars unless otherwise stated)

For the year ended December 31, 2019

	Argentina
	Lomada Project	Cap- Oeste Project	Calcatreu Project	Martha and La Josefina Projects	Argentina Uruguay and Chile	UK	North America	Total
Revenue	$4,750	$14,903	$-	$2,285	$-	$-	$-	$21,938
Cost of sales	(3,765)	(11,828)	-	(1,545)	-	-	-	(17,138)
Gross profit (loss)	$985	$3,075	$-	$740	$-	$-	$-	$4,800

Operating expense
Exploration expense	$-	$-	$(1,300)	$(321)	$(987)	$-	$-	$(2,608)
Administrative expenses	(2,860)	(596)	(279)	(871)	(4,232)	(1,433)	(307)	(10,578)
Depreciation expense	-	-	(17)	(115)	(234)	(100)	-	(466)
Impairment of mineral properties	-	-	-	-	-	(1,996)	-	(1,996)
Share-based payments	-	-	-	-	-	(40)	(87)	(127)
Interest expense	-	-	-	-	(765)	(782)	(584)	(2,131)
Total operating expense	$(2,860)	$(596)	$(1,596)	$(1,307)	$(6,218)	$(4,351)	$(978)	$(17,906)

Other income/(expense)
Interest income	$-	$-	$34	$-	$157	$-	$-	$191
Gain/(loss) on foreign exchange	-	-	(10)	1,714	(1,082)	(467)	326	481
Accretion expense	(7)	(12)	-	(16)	-	-	-	(35)
Total other income/(expense)	$(7)	$(12)	$24	$1,698	$(925)	$(467)	$326	$637

Income/(loss) – before income tax	$(1,882)	$2,467	$(1,572)	$1,131	$(7,143)	$(4,818)	$(652)	$(12,469)
Income tax/(benefit)	-	-	(869)	(2,030)	3,014	-	-	115
Net income/(loss)	$(1,882)	$2,467	$(2,441)	$(899)	$(4,129)	$(4,818)	$(652)	$(12,354)

Patagonia Gold Corp.

Notes to the Consolidated Financial Statements

For the Years Ended December 31, 2021, 2020 and 2019

(In thousands of U.S. dollars unless otherwise stated)

	Total Assets		Total liabilities
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	$’000	$’000	$’000	$’000
Argentina – Cap-Oeste	$12,263	$14,585	$2,080	$1,880
Argentina – Lomada	7,038	4,616	4,899	3,808
Argentina – Calcatreu	15,977	15,343	1,019	490
Argentina – Martha & La Josefina	12,086	12,704	4,994	2,298
Argentina and Chile	6,139	8,553	7,439	5,355
United Kingdom	138	122	11,869	15,678
North America	4,098	4,145	7,743	9,154
Total	$57,739	$60,068	$40,043	$38,663